UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2503
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $272,603 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY HLDG CO             COM              90136Q100     2966   174999 SH       SOLE                   174999
AMARIN CORP PLC                SPONSORED ADR    023111107     4158  2599010 SH  CALL SOLE                  2599010
AMARIN CORP PLC                SPONSORED ADR    023111107    25006  8216329 SH       SOLE                   813086
BEARINGPOINT INC               COM              074002106    16314  1921613 SH       SOLE                  1921613
CBS CORP NEW                   CL B             124857202    20867   870200 SH       SOLE                   870200
CF INDS HLDGS INC              COM              125269100    15487   911518 SH       SOLE                   911518
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    20838   749300 SH       SOLE                   749300
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    10622   318200 SH       SOLE                   318200
GULFPORT ENERGY CORP           COM NEW          402635304    30816  2038105 SH       SOLE                  2038105
HEADWATERS INC                 COM              42210P102     7449   187200 SH       SOLE                   187200
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     5728   231078 SH       SOLE                   231078
NEXMED INC                     COM              652903105     2933  3370787 SH       SOLE                  3370787
NICHOLAS FINANCIAL INC         COM NEW          65373J209     5883   493949 SH       SOLE                   493949
NOVELIS INC                    COM              67000X106    16147   784969 SH       SOLE                   784969
NYMOX PHARMACEUTICAL CORP      COM              67076P102    10993  2681140 SH       SOLE                  2681140
PHH CORP                       COM NEW          693320202     8851   331500 SH       SOLE                   331500
RESOURCE AMERICA INC           CL A             761195205     5692   285755 SH       SOLE                   285755
RESOURCE CAP CORP              COM              76120W302     1989   160000 SH       SOLE                   160000
RESOURCE CAP CORP              COM              76120W302        0    16001 SH  CALL SOLE                    16001
SFBC INTL INC                  COM              784121105    11113   455840 SH       SOLE                   455840
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     9714  1428500 SH       SOLE                  1428500
SPECTRUM BRANDS INC            COM              84762L105    18560   854500 SH       SOLE                   854500
STANDARD PAC CORP NEW          COM              85375C101     4370   129972 SH       SOLE                   129972
TAL INTL GROUP INC             COM              874083108     4887   202700 SH       SOLE                   202700
TARRAGON CORP                  COM              876287103    11220   563820 SH       SOLE                   563820